Pacer US Export Leaders ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.7%
Auto Parts & Equipment - 1.9%
BorgWarner, Inc.	398	$14,567
LEAR Corp.	121	13,356
		27,923
Biotechnology - 2.0%
Bio-Rad Laboratories, Inc. - Class A (a)	30	15,747
Illumina, Inc. (a)	37	14,140
		29,887
Chemicals - 7.1%
Celanese Corp. - Class A	151	14,677
FMC Corp.	137	14,529
Ingevity Corp. (a)	266	15,556
Linde PLC	66	16,177
NewMarket Corp.	34	12,744
PPG Industries, Inc.	131	14,102
The Chemours Co.	889	16,473
		104,258
Commercial Services - 3.8%
Adtalem Global Ed, Inc. (a)	396	13,599
ManpowerGroup, Inc.	193	13,276
PayPal Holdings, Inc. (a)	87	17,058
The Brink's Co.	280	12,418
		56,351
Computers - 4.1%
Accenture PLC - Class A	66	14,836
DXC Technology Co.	820	14,686
Fortinet, Inc. (a)	102	14,107
Lumentum Holdings, Inc. (a)	180	16,709
		60,338
Cosmetics/Personal Care - 0.9%
Estee Lauder Cos., Inc. - Class A	70	13,828
Distribution/Wholesale - 1.0%
LKQ Corp. (a)	515	14,518
Electrical Components & Equipment - 3.0%
AMETEK, Inc.	152	14,174
Littelfuse, Inc.	81	14,390
Universal Display Corp.	87	15,177
		43,741
Electronics - 8.8%
Allegion PLC	130	12,930
Amphenol Corp. - Class A	140	14,806
Arrow Electronics, Inc. (a)	202	14,467
AVNET, Inc.	488	13,039
Gentex Corp.	499	13,468
Jabil, Inc.	433	15,094
Keysight Technologies, Inc. (a)	139	13,885
PerkinElmer, Inc.	137	16,291
TE Connectivity Ltd.	170	15,142
		129,122
Energy-Alternate Sources - 1.1%
SolarEdge Technologies, Inc. (a)	94	16,459
Engineering & Construction - 0.8%
KBR, Inc.	538	11,965
Healthcare-Products - 6.4%
Align Technology, Inc. (a)	53	15,573
Baxter International, Inc.	159	13,734
Medtronic PLC	143	13,797
Repligen Corp. (a)	114	17,204
Thermo Fisher Scientific, Inc.	39	16,144
West Pharmaceutical Services, Inc.	66	17,745
		94,197
Healthcare-Services - 1.0%
IQVIA Holdings, Inc. (a)	96	15,205
Home Furnishings - 1.2%
Whirlpool Corp.	109	17,780
Internet - 2.8%
Alphabet, Inc. - Class A (a)	9	13,391
Booking Holdings, Inc. (a)	8	13,297
Facebook, Inc. - Class A (a)	58	14,713
		41,401
Machinery-Diversified - 4.9%
Deere & Co.	86	15,163
IDEX Corp.	87	14,339
Nordson Corp.	72	13,941
Wabtec Corp.	219	13,620
Xylem, Inc.	208	15,180
		72,243
Manufacturing - 5.2%
Abbott Laboratories	150	15,096
Agilent Technologies, Inc.	155	14,931
Air Products & Chemicals, Inc.	57	16,338
Cognex Corp.	242	16,183
Ingersoll Rand, Inc. (a)	427	13,489
		76,037
Metal Fabricate/Hardware - 0.9%
The Timken Co.	308	14,063
Mining - 2.2%
Newmont Goldcorp Corp.	241	16,677
Royal Gold, Inc.	111	15,532
		32,209
Miscellaneous Manufacturing - 4.7%
AptarGroup, Inc.	127	14,631
Donaldson Co., Inc.	294	14,212
Illinois Tool Works, Inc.	81	14,984
ITT, Inc.	243	14,028
Hexcel Corp.	317	11,824
		69,679
Office/Business Equipment - 1.0%
Zebra Technologies Corp. - Class A (a)	52	14,599
Oil & Gas - 0.8%
Chevron Corp.	144	12,087
Pharmaceuticals - 2.9%
Johnson & Johnson	94	13,702
Mylan NV (a)	837	13,484
Zoetis, Inc.	100	15,168
		42,354
Retail - 2.9%
Domino's Pizza, Inc.	35	13,531
Nu Skin Enterprises, Inc. - Class A	361	16,191
World Fuel Services Corp.	531	12,495
		42,217
Semiconductors - 18.2%
Advanced Micro Devices, Inc. (a)	249	19,280
Analog Devices, Inc.	113	12,978
Applied Materials, Inc.	236	15,182
Broadcom, Inc.	44	13,937
Cabot Microelectronics Corp.	97	14,620
Cirrus Logic, Inc. (a)	202	13,843
Intel Corp.	225	10,739
IPG Photonics Corp. (a)	85	15,216
KLA Corp.	72	14,388
Lam Research Corp.	47	17,726
Microchip Technology, Inc.	134	13,632
MKS Instruments, Inc.	128	16,312
Monolithic Power Systems, Inc.	62	16,431
NVIDIA Corp.	37	15,710
Qorvo, Inc. (a)	123	15,762
Semtech Corp. (a)	264	14,713
Silicon Laboratories, Inc. (a)	139	13,971
Texas Instruments, Inc.	108	13,775
		268,215
Software - 6.0%
Adobe Systems, Inc. (a)	31	13,774
Autodesk, Inc. (a)	60	14,186
Cadence Design System, Inc. (a)	149	16,278
Electronic Arts, Inc. (a)	109	15,437
Microsoft Corp.	71	14,556
Synopsys, Inc. (a)	74	14,742
		88,973
Transportation - 1.1%
Kansas City Southern	91	15,638
Transportation and Warehousing - 1.0%
Expeditors International of Washington, Inc.	181	15,296
TOTAL COMMON STOCKS (Cost $1,355,843)		1,440,583

EXCHANGE TRADED FUNDS - 1.1%
SPDR S&P 500 ETF Trust	50	16,326
TOTAL EXCHANGE TRADED FUNDS (Cost $15,744)		16,326

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Rayonier, Inc.	570	15,835
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,106)		15,835
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.04% (b)	$1,922	1,922
TOTAL SHORT-TERM INVESTMENTS (Cost $1,922)		1,922

Total Investments (Cost $1,387,615) - 100.0%		1,474,666
Liabilities in Excess of Other Assets - 0.0% (c)		(155)
TOTAL NET ASSETS - 100.0%		$1,474,511

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2020.
(c)	Less than 0.05%.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,440,583	$ -	$ -	$ -	$ 1,440,583
Exchange Traded Funds	16,326	-	-	-	16,326
Real Estate Investment Trusts	15,835	-	-	-	15,835
Short-Term Investments	1,922	-	-	-	1,922
Total Investments in Securities	$ 1,474,666	$ -	$ -	$ -	$ 1,474,666
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.